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                               Janus Olympus Fund
                              Janus Worldwide Fund
                          Janus Global Technology Fund

                      Supplement dated January 1, 2001 to
                      Prospectuses dated January 31, 2000,
                as supplemented March 16, 2000 and May 10, 2000

THIS INFORMATION SUPPLEMENTS THE FUNDS' PROSPECTUSES. THIS SUPPLEMENT, ANY PREVIOUS SUPPLEMENT(S) AND EACH PROSPECTUS TOGETHER CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF A PROSPECTUS, PLEASE VISIT JANUS.COM OR CALL 1-800-525-3713.

Effective January 1, 2001, if you hold Fund shares in a tax-deferred account, you will no longer be charged the annual $12 account maintenance fee.